FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCE COSTS
Interest on bank borrowings	$ (3,865)	$ (2,611)	$ (2,780)
Interest on other borrowings	(8,335)	(3,757)	(1,117)
Total	$ (12,200)	$ (6,368)	$ (3,897)